Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue
Revenue	$ 161.3	$ 163.6	$ 334.4	$ 336.3
Revenue-based royalties
Revenue
Revenue	50.5	38.3	98.9	76.7
Streams
Revenue
Revenue	90.7	105.7	194.4	222.0
Profit-based royalties
Revenue
Revenue	11.9	10.1	23.7	19.0
Other
Revenue
Revenue	8.2	9.5	17.4	18.6
Gold
Revenue
Revenue	108.6	116.5	226.9	239.4
Provisional price adjustment	0.2		0.5
Silver
Revenue
Revenue	18.1	22.8	41.6	47.2
Platinum-group metals
Revenue
Revenue	9.6	11.0	18.9	21.7
Provisional price adjustment	0.1		0.6
Other mining commodities
Revenue
Revenue	2.3	3.7	5.3	7.5
Oil and gas
Revenue
Revenue	22.7	9.6	41.7	20.5
Latin American
Revenue
Revenue	63.9	76.1	141.0	162.8
United States
Revenue
Revenue	35.6	25.9	66.2	50.4
Canada
Revenue
Revenue	30.9	32.6	62.7	61.3
Rest of World
Revenue
Revenue	$ 30.9	$ 29.0	$ 64.5	$ 61.8